Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of Significant Account Policies Details [Abstract]
Largest Trade Receivable Due From Single Customer As Percentage of Accounts Receivable	11.00%									11.00%
Largest Customer Revenue as Percentage of Total Revenue										17.00%
Maximum Percentage Of Revenue From Customers Other Than Largest Customer										6.00%
Finite Lived Intangible Assets Useful Life Range										3 to 16 years
Intangible asset impairments	$ 0	$ 0	$ 0	$ 0	$ 6,506,000	$ 0	$ 0	$ 0		$ 0	$ 6,506,000	$ 3,200,000
Intangible Asset Impairment In Connection with Annual Impairment Review									2,500,000
Percentage Of LIFO Inventory	82.00%				82.00%					82.00%	82.00%
Excess Of Replacement Or Current Costs Over Stated LIFO Value	256,700,000				256,000,000					256,700,000	256,000,000
Inventory, LIFO Reserve, Period Charge										700,000	34,700,000	30,200,000
Tangible Asset Impairment Charges											6,700,000
Accrual for Estimated Customer Sales Returns	252,500,000				258,300,000					252,500,000	258,300,000
Excess tax benefit from the exercise of stock options										25,703,000	39,711,000	21,036,000
Shipping Handling And Transportation Costs										$ 259,100,000	$ 270,200,000	$ 277,200,000